Taxation - Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Balance at beginning of the year	$ (4,559)	$ (4,361)	$ (3,633)
Provision	(1,838)	(2,387)	(1,259)
Current period reversal	1,020	628	531
Prior true- ups adjustment		1,561
Balance at end of the year	$ (5,377)	$ (4,559)	$ (4,361)